Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 51,451,816	S/ 50,673,786
Total regulatory capital	8,742,126	7,679,278
Basic regulatory capital (Level 1)	5,930,657	5,721,707
Supplementary regulatory capital (Level 2)	S/ 2,811,469	S/ 1,957,571
Global capital to regulatory capital ratio	16.99%	15.15%